Equity Compensation Plan - Summary of the Company's non-vested stock option activity (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Feb. 25, 2025	Feb. 21, 2023	Jan. 01, 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercisable option shares				125,000	125,000
Non-vested stock option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstnding, Option Shares	647,000	549,000	250,000
Granted, Option Shares		123,000	250,000
Granted, Option Shares		100,000	299,000
Exercised, Option Shares	(125,000)	(125,000)	(250,000)
Unvested option shares	111,500	497,500	549,000			125,000
Outstnding, Option Shares	522,000	647,000	549,000
Outstnding, Weighted-Average Exercise Price	$ 5.73	$ 4.8	$ 2.99
Granted, Weighted-Average Exercise Price		6.01	2.85
Granted, Weighted-Average Exercise Price		6.89	6.43
Exercised, Weighted-Average Exercise Price	2.85	2.85	2.99
Outstnding, Weighted-Average Exercise Price	6.42	5.73	4.8
Unvested weighted-average exercise price	$ 6.4	$ 5.52	$ 4.8			$ 2.99
Exercisable option shares	410,500	149,500	0			125,000
Exercisable weighted-average exercise price	$ 6.42	$ 6.43	$ 0			$ 2.99